Share capital, additional paid-in capital, share premium and other reserves - Movement in number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning balance, shares outstanding	62,093	61,452
Increase of share capital due to exercise of options by employees during the year, shares	286	641
Ending balance, shares outstanding	62,379	62,093
Ordinary Class A shares
Beginning balance, shares outstanding	12,083	13,833
Transfer between classes	(1,669)	(1,750)
Ending balance, shares outstanding	10,414	12,083
Ordinary Class B shares
Beginning balance, shares outstanding	50,010	47,619
Transfer between classes	1,669	1,750
Increase of share capital due to exercise of options by employees during the year, shares	286	641
Ending balance, shares outstanding	51,965	50,010